SUPPLEMENTAL CASH FLOW INFORMATION (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Treasury Share Purchase Agreement [Member]
Statement [Line Items]
Shares issued in connection with acquisitions value		$ 9,812,000
Shares issued in connection with acquisitions		11,670,000
Treasury Metals [Member]
Statement [Line Items]
Shares issued in connection with acquisitions value		$ 78,000,000
Shares issued in connection with acquisitions		43,330,000
Silver Purchase Agreement [Member]
Statement [Line Items]
Shares issued in connection with acquisitions	287,300
Shares issued in connection with acquisitions value	$ 5,631,000
East Cedartree Claims [Member[
Statement [Line Items]
Shares issued in connection with acquisitions		3,000,000
Shares issued in connection with acquisitions value		$ 1,215,000
Auteco Earn-In Agreement [Member]
Statement [Line Items]
Shares issued in connection with acquisitions	100,000,000	25,000,000
Shares issued in connection with acquisitions value	$ 6,720,000	$ 740,000
Initial Recognition on June 9, 2021	$ 8,640,000
First Majestic [Member]
Statement [Line Items]
Shares issued in connection with acquisitions		805,698
Shares issued in connection with acquisitions value		$ 10,394,000
Mineral Properties [Member]
Statement [Line Items]
Shares issued in connection with acquisitions	1,107,035	24,220
Shares issued in connection with acquisitions value	$ 385,000	$ 4,000